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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund
(formerly known as AIM Balanced-Risk Retirement Now Fund)
Invesco Balanced-Risk Retirement 2010 Fund
(formerly known as AIM Balanced-Risk Retirement 2010 Fund)
Invesco Balanced-Risk Retirement 2020 Fund
(formerly known as AIM Balanced-Risk Retirement 2020 Fund)
Invesco Balanced-Risk Retirement 2030 Fund
(formerly known as AIM Balanced-Risk Retirement 2030 Fund)
Invesco Balanced-Risk Retirement 2040 Fund
(formerly known as AIM Balanced-Risk Retirement 2040 Fund)
Invesco Balanced-Risk Retirement 2050 Fund
(formerly known as AIM Balanced-Risk Retirement 2050 Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	ABRR-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–100.17%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Fund—60.37%
Invesco Balanced-Risk Allocation Fund	60.37%	$1,477,563	$331,891	$(105,174)	$30,464	$(2,849)	$—	162,619	$1,731,895
Money Market Funds—39.80%
Liquid Assets Portfolio	19.90%	485,792	121,707	(36,630)	—	—	178	570,869	570,869
Premier Portfolio	19.90%	485,792	121,707	(36,630)	—	—	50	570,869	570,869

Total Money Market Funds		971,584	243,414	(73,260)	—	—	228		1,141,738

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $2,878,649)	100.17%	$2,449,147	$575,305	$(178,434)	$30,464	$(2,849)	$228		$2,873,633
OTHER ASSETS LESS LIABILITIES	(0.17)%								(4,906)

NET ASSETS	100.00%								$2,868,727

Invesco Balanced-Risk Retirement 2010 Fund
Schedule of Investments in Affiliated Issuers–99.79%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Fund—61.19%
Invesco Balanced-Risk Allocation Fund	61.19%	$5,035,787	$423,445	$(400,286)	$91,596	$(10,237)	$—	482,658	$5,140,305
Money Market Funds—38.60%
Liquid Assets Portfolio	19.30%	1,485,610	227,643	(91,848)	—	—	514	1,621,405	1,621,405
Premier Portfolio	19.30%	1,485,610	227,643	(91,848)	—	—	146	1,621,405	1,621,405

Total Money Market Funds		2,971,220	455,286	(183,696)	—	—	660		3,242,810

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $8,418,976)	99.79%	$8,007,007	$878,731	$(583,982)	$91,596	$(10,237)	$660		$8,383,115
OTHER ASSETS LESS LIABILITIES	0.21%								17,830

NET ASSETS	100.00%								$8,400,945

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–99.92%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Fund—99.92%
Invesco Balanced-Risk Allocation Fund (Cost $20,774,361)	99.92%	$18,081,210	$3,777,152	$(1,447,803)	$406,250	$(81,148)	$—	1,947,010	$20,735,661
OTHER ASSETS LESS LIABILITIES	0.08%								15,669

NET ASSETS	100.00%								$20,751,330

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2010
(Unaudited)
Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–99.96%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Fund—99.96%
Invesco Balanced-Risk Allocation Fund (Cost $19,400,602)	99.96%	$17,096,843	$2,231,910	$(332,223)	$308,770	$(10,448)	$—	1,811,723	$19,294,852
OTHER ASSETS LESS LIABILITIES	0.04%								6,795

NET ASSETS	100.00%								$19,301,647

Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers–99.95%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Fund—99.95%
Invesco Balanced-Risk Allocation Fund (Cost $9,647,972)	99.95%	$8,694,162	$922,711	$(177,775)	$153,168	$(5,517)	$—	900,164	$9,586,749
OTHER ASSETS LESS LIABILITIES	0.05%								5,198

NET ASSETS	100.00%								$9,591,947

Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Fund—100.05%
Invesco Balanced-Risk Allocation Fund (Cost $4,788,436)	100.05%	$4,468,737	$440,765	$(214,600)	$77,503	$(8,802)	$—	447,287	$4,763,603
OTHER ASSETS LESS LIABILITIES	(0.05)%								(2,616)

NET ASSETS	100.00%								$4,760,987

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
          Each Fund is a “fund of funds”, in that it invests in mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”).
A.	Security Valuations — Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Balanced-Risk Retirement Funds

A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
AIM Balanced-Risk Retirement Now Fund	$2,873,633	$—	$—	$2,873,633
AIM Balanced-Risk Retirement 2010 Fund	8,383,115	—	—	8,383,115
AIM Balanced-Risk Retirement 2020 Fund	20,735,661	—	—	20,735,661
AIM Balanced-Risk Retirement 2030 Fund	19,294,852	—	—	19,294,852
AIM Balanced-Risk Retirement 2040 Fund	9,586,749	—	—	9,586,749
AIM Balanced-Risk Retirement 2050 Fund	4,763,603	—	—	4,763,603
Invesco Balanced-Risk Retirement Funds

NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At March 31, 2010
	For the three months ended					Net Unrealized
	March 31, 2010*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$331,891	$105,174	$2,879,709	$—	$(6,076)	$(6,076)
Invesco Balanced-Risk Retirement 2010 Fund	423,445	400,286	8,421,084	—	(37,969)	(37,969)
Invesco Balanced-Risk Retirement 2020 Fund	3,777,152	1,447,803	20,774,840	—	(39,179)	(39,179)
Invesco Balanced-Risk Retirement 2030 Fund	2,231,910	332,223	19,405,425	—	(110,573)	(110,573)
Invesco Balanced-Risk Retirement 2040 Fund	922,711	177,775	9,648,987	—	(62,238)	(62,238)
Invesco Balanced-Risk Retirement 2050 Fund	440,765	214,600	4,791,001	—	(27,398)	(27,398)

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
NOTE 4 — Subsequent Event
The Board of Trustees of the Trust approved, on January 21, 2010, an Agreement and Plan of Reorganization (the “Reorganization”) pursuant to which a AIM Balanced-Risk Retirement Fund (“Acquiring Fund”) would acquire the net assets of the corresponding fund of the Van Kampen Retirement Strategy Trust identified below (each a “VK Fund”). Upon closing of the Reorganization, shareholders of each VK Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the VK Fund. The Agreement requires approval of each VK Fund’s shareholders.

VK FUND	ACQUIRING FUND
Van Kampen In Retirement Strategy Fund	AIM Balanced-Risk Retirement Now Fund
Van Kampen Retirement 2010 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2015 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2020 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2025 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2030 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2035 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2040 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2045 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2050 Strategy Fund	AIM Balanced-Risk Retirement 2050 Fund
     Also, effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Balanced-Risk Retirement Funds

Invesco Basic Value Fund
(formerly known as AIM Basic Value Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	BVA-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.83%

Advertising–5.36%
Interpublic Group of Cos., Inc. (The) (b)	4,530,343	$37,692,454
Omnicom Group Inc.	984,397	38,204,447

		75,896,901

Asset Management & Custody Banks–1.75%
State Street Corp.	549,516	24,805,152
Brewers–1.26%
Molson Coors Brewing Co. -Class B	423,929	17,830,454
Casinos & Gaming–1.85%
International Game Technology	1,417,545	26,153,705
Communications Equipment–2.81%
Nokia Corp. -ADR (Finland)	2,559,273	39,771,102
Computer Hardware–2.89%
Dell Inc. (b)	2,731,283	40,996,558
Construction Materials–1.46%
Cemex S.A.B. de C.V. -ADR (Mexico)(b)	2,027,260	20,698,325
Consumer Finance–4.58%
American Express Co.	1,050,621	43,348,622
SLM Corp. (b)	1,715,163	21,473,841

		64,822,463

Data Processing & Outsourced Services–4.29%
Alliance Data Systems Corp. (b)	610,825	39,086,692
Western Union Co.	1,282,162	21,745,467

		60,832,159

Diversified Capital Markets–1.43%
UBS AG (Switzerland)(b)	1,242,395	20,226,191
Electronic Manufacturing Services–4.82%
Flextronics International Ltd. (Singapore)(b)	3,755,514	29,443,230
Tyco Electronics Ltd. (Switzerland)	1,410,731	38,766,888

		68,210,118

General Merchandise Stores–2.47%
Target Corp.	666,123	35,038,070
Home Improvement Retail–1.91%
Home Depot, Inc. (The)	834,565	26,998,178
Hotels, Resorts & Cruise Lines–1.33%
Marriott International, Inc. -Class A	596,144	18,790,459
Household Appliances–1.21%
Whirlpool Corp.	196,303	17,127,437
Human Resource & Employment Services–3.61%
Robert Half International, Inc.	1,679,469	51,106,242
Industrial Conglomerates–3.02%
Textron Inc.	677,580	14,385,023
Tyco International Ltd.	740,756	28,333,917

		42,718,940

Industrial Machinery–4.48%
Illinois Tool Works Inc.	736,724	34,891,249
Ingersoll-Rand PLC (Ireland)	818,022	28,524,427

		63,415,676

Insurance Brokers–1.07%
Willis Group Holdings PLC (Ireland)	485,224	15,182,659
Investment Banking & Brokerage–2.01%
Morgan Stanley	974,656	28,547,674
Life Sciences Tools & Services–2.00%
Waters Corp. (b)	420,413	28,394,694
Managed Health Care–7.11%
Aetna Inc.	1,085,341	38,106,323
UnitedHealth Group Inc.	1,914,872	62,558,868

		100,665,191

Motorcycle Manufacturers–1.07%
Harley-Davidson, Inc.	538,478	15,115,077
Movies & Entertainment–1.33%
Walt Disney Co. (The)	541,682	18,910,119
Oil & Gas Drilling–0.59%
Transocean Ltd. (b)	96,229	8,312,261
Oil & Gas Equipment & Services–3.18%
Halliburton Co.	748,855	22,563,001
Weatherford International Ltd. (b)	1,415,778	22,454,239

		45,017,240

Other Diversified Financial Services–7.33%
Bank of America Corp.	2,833,010	50,569,228
Citigroup Inc. (b)	3,754,332	15,205,045
JPMorgan Chase & Co.	850,441	38,057,235

		103,831,508

Packaged Foods & Meats–1.00%
Unilever N.V. (Netherlands)	466,918	14,140,663
Property & Casualty Insurance–2.03%
XL Capital Ltd. -Class A	1,522,294	28,771,357
See accompanying notes which are an integral part of this schedule.
Invesco Basic Value Fund

	Shares	Value
Regional Banks–2.98%
Fifth Third Bancorp	1,630,758	$22,162,001
Zions Bancorp.	917,231	20,013,981

		42,175,982

Research & Consulting Services–1.12%
Dun & Bradstreet Corp. (The)	212,679	15,827,571
Semiconductor Equipment–6.32%
ASML Holding N.V. (Netherlands)	1,627,868	57,963,700
KLA-Tencor Corp.	1,019,185	31,513,200

		89,476,900

Specialized Finance–3.84%
Moody’s Corp.	1,826,739	54,345,485
Specialty Stores–1.74%
Staples, Inc.	1,054,542	24,665,737
Systems Software–3.58%
CA, Inc.	779,201	18,287,847
Microsoft Corp.	1,109,699	32,480,890

		50,768,737

Total Common Stocks & Other Equity Interests (Cost $1,133,680,462)		1,399,586,985

Money Market Funds–0.69%
Liquid Assets Portfolio-Institutional Class (c)	4,876,315	4,876,315
Premier Portfolio-Institutional Class (c)	4,876,315	4,876,315

Total Money Market Funds (Cost $9,752,630)		9,752,630

TOTAL INVESTMENTS–99.52% (Cost $1,143,433,092)		1,409,339,615

OTHER ASSETS LESS LIABILITIES–0.48%		6,766,561

NET ASSETS–100.00%		$1,416,106,176

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Basic Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Basic Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,337,235,252	$72,104,363	$—	$1,409,339,615
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $70,732,611 and $143,860,890, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$282,218,464
Aggregate unrealized (depreciation) of investment securities	(93,637,382)

Net unrealized appreciation of investment securities	$188,581,082

Cost of investments for tax purposes is $1,220,758,533.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Basic Value Fund

Invesco Allocation Funds
(formerly known as AIM Allocation Funds)
Invesco Conservative Allocation Fund
(formerly known as AIM Conservative Allocation Fund)
Invesco Growth Allocation Fund
(formerly known as AIM Growth Allocation Fund)
Invesco Moderate Allocation Fund
(formerly known as AIM Moderate Allocation Fund)
Invesco Moderate Growth Allocation Fund
(formerly known as AIM Moderate Growth Allocation Fund)
Invesco Moderately Conservative Allocation Fund
(formerly known as AIM Moderately Conservative Allocation Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	AAS-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)
Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–99.89%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Funds–6.02%
Invesco Balanced-Risk Allocation Fund	6.02%	$6,926,067	$471,031	$(239,614)	$102,871	$11,753	$—	682,827	$7,272,108
Domestic Equity Funds–15.76%
Invesco Charter Fund	3.86%	4,330,646	274,768	(152,057)	218,423	(18,317)	—	288,855	4,653,463
Invesco Large Cap Basic Value Fund	2.02%	2,254,529	137,384	(79,008)	178,935	(54,915)	—	239,855	2,436,925
Invesco Large Cap Growth Fund	1.94%	2,173,501	137,384	(76,206)	114,441	(7,560)	—	212,098	2,341,560
Invesco Multi-Sector Fund	1.92%	2,154,251	137,384	(75,592)	137,513	(32,330)	—	108,418	2,321,226
Invesco Structured Growth Fund	1.92%	2,183,583	137,384	(76,093)	95,460	(22,678)	—	260,411	2,317,656
Invesco Structured Value Fund	1.94%	2,190,321	137,384	(76,839)	124,789	(30,874)	—	269,206	2,344,781
Invesco Trimark Endeavor Fund(b)	2.16%	2,300,183	137,384	(83,415)	256,199	1,909	—	174,383	2,612,260

Total Domestic Equity Funds		17,587,014	1,099,072	(619,210)	1,125,760	(164,765)	—	1,553,226	19,027,871

Fixed-Income Funds–63.40%
Invesco Core Bond Fund	21.83%	24,898,556	2,032,118	(874,273)	460,214	(151,525)	294,681	2,979,106	26,365,090
Invesco Floating Rate Fund	7.62%	8,518,107	673,946	(301,568)	382,943	(64,197)	120,035	1,208,561	9,209,231
Invesco International Total Return Fund	3.85%	4,559,010	332,928	(156,455)	(103,875)	15,861	18,908	411,280	4,647,469
Invesco Limited Maturity Treasury Fund	7.27%	8,407,619	640,263	(292,398)	10,039	13,528	11,806	835,304	8,779,051
Invesco Short Term Bond Fund	22.83%	26,254,044	2,074,335	(914,847)	273,574	(122,247)	183,152	3,172,021	27,564,859

Total Fixed-Income Funds		72,637,336	5,753,590	(2,539,541)	1,022,895	(308,580)	628,582	8,606,272	76,565,700

Foreign Equity Funds–2.66%
Invesco International Core Equity Fund	2.66%	3,061,375	196,263	(105,254)	112,772	(54,678)	—	295,352	3,210,478
Real Estate Funds–3.01%
Invesco Select Real Estate Income Fund	3.01%	3,345,258	233,484	(117,734)	207,788	(31,534)	37,222	485,616	3,637,262
Money Market Funds–9.04%
Liquid Assets Portfolio-Institutional Class	9.04%	10,507,622	791,907	(389,603)	—	—	3,533	10,909,926	10,909,926

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $122,366,721)	99.89%	$114,064,672	$8,545,347	$(4,010,956)	$2,572,086	$(547,804)	$669,337		$120,623,345
OTHER ASSETS LESS LIABILITIES	0.11%								135,650

NET ASSETS	100.00%								$120,758,995

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2010
(Unaudited)
Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–100.09%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Funds–17.96%
Invesco Balanced-Risk Allocation Fund	17.96%	$81,557,041	$878,624	$(871,469)	$1,208,739	$41,538	$—	7,776,007	$82,814,473
Domestic Equity Funds–46.95%
Invesco Dynamics Fund(b)	3.86%	16,402,714	157,702	(180,915)	1,407,438	19,795	—	873,307	17,806,734
Invesco Large Cap Basic Value Fund	6.52%	28,579,127	275,888	(309,523)	1,699,435	(186,174)	—	2,958,539	30,058,753
Invesco Large Cap Growth Fund	7.17%	31,599,820	315,448	(341,588)	1,490,589	(18,449)	—	2,993,281	33,045,820
Invesco Multi-Sector Fund	8.85%	38,990,048	394,255	(422,713)	1,909,226	(75,214)	—	1,905,446	40,795,602
Invesco Small Cap Growth Fund(b)	7.23%	31,294,716	315,449	(341,402)	2,110,658	(57,281)	—	1,320,735	33,322,140
Invesco Structured Growth Fund	7.07%	31,651,405	315,494	(340,564)	1,042,005	(47,881)	—	3,665,220	32,620,459
Invesco Structured Value Fund	6.25%	27,718,700	275,888	(299,969)	1,236,659	(107,850)	—	3,309,234	28,823,428

Total Domestic Equity Funds		206,236,530	2,050,124	(2,236,674)	10,896,010	(473,054)	—	17,025,762	216,472,936

Fixed-Income Funds–5.35%
Invesco High Yield Fund	5.35%	23,555,011	726,376	(256,401)	674,166	(20,999)	485,176	5,989,843	24,678,153
Foreign Equity Funds–24.64%
Invesco International Core Equity Fund	12.22%	55,392,320	563,221	(591,739)	1,100,538	(110,459)	—	5,184,349	56,353,881
Invesco International Growth Fund	12.42%	56,511,853	563,220	(600,739)	792,624	1,352	—	2,253,771	57,268,310

Total Foreign Equity Funds		111,904,173	1,126,441	(1,192,478)	1,893,162	(109,107)	—	7,438,120	113,622,191

Real Estate Funds–5.19%
Invesco Global Real Estate Fund	5.19%	23,221,846	320,557	(246,885)	741,951	(114,150)	95,268	2,510,317	23,923,319

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $522,993,483)	100.09%	$446,474,601	$5,102,122	$(4,803,907)	$15,414,028	$(675,772)	$580,444		$461,511,072
OTHER ASSETS LESS LIABILITIES	(0.09)%								(434,004)

NET ASSETS	100.00%								$461,077,068

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2010
(Unaudited)
Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Funds–10.99%
Invesco Balanced-Risk Allocation Fund	10.99%	$60,010,921	$889,811	$(806,252)	$877,528	$33,657	$—	5,728,231	$61,005,665
Domestic Equity Funds–29.91%
Invesco Capital Development Fund(b)	3.01%	15,671,338	210,251	(214,159)	1,131,383	(77,238)	—	1,078,811	16,721,575
Invesco Large Cap Basic Value Fund	3.75%	19,767,702	262,738	(268,261)	1,182,203	(142,073)	—	2,047,471	20,802,309
Invesco Large Cap Growth Fund	4.49%	23,850,702	328,585	(322,993)	1,120,022	(16,410)	—	2,260,861	24,959,906
Invesco Mid Cap Basic Value Fund	3.40%	17,039,502	210,296	(239,031)	1,930,230	(56,523)	—	1,589,602	18,884,474
Invesco Multi-Sector Fund	3.56%	18,869,576	262,738	(256,477)	925,823	(43,487)	—	922,848	19,758,173
Invesco Structured Growth Fund	4.45%	23,940,138	328,584	(323,275)	792,804	(47,067)	—	2,774,290	24,691,184
Invesco Structured Value Fund	3.59%	19,171,656	262,738	(260,216)	837,983	(62,559)	—	2,290,425	19,949,602
Invesco Trimark Small Companies Fund	3.66%	19,235,383	210,296	(260,945)	1,126,178	30,529	—	1,332,991	20,341,441

Total Domestic Equity Funds		157,545,997	2,076,226	(2,145,357)	9,046,626	(414,828)	—	14,297,299	166,108,664

Fixed-Income Funds–38.28%
Invesco Core Bond Fund	21.13%	114,351,508	3,086,175	(1,570,775)	1,698,322	(261,533)	1,311,872	13,254,655	117,303,697
Invesco Floating Rate Fund	3.04%	16,069,089	453,802	(222,895)	638,229	(45,929)	220,296	2,216,837	16,892,296
Invesco High Yield Fund	9.69%	51,318,765	1,766,261	(706,134)	1,488,213	(69,451)	1,055,786	13,057,683	53,797,654
Invesco International Total Return Fund	2.23%	12,523,521	237,736	(168,322)	(247,604)	18,545	50,012	1,094,148	12,363,876
Invesco Short Term Bond Fund	2.19%	12,003,557	271,972	(163,397)	91,319	(21,877)	81,033	1,401,792	12,181,574

Total Fixed-Income Funds		206,266,440	5,815,946	(2,831,523)	3,668,479	(380,245)	2,718,999	31,025,115	212,539,097

Foreign Equity Funds–17.33%
Invesco International Core Equity Fund	9.83%	53,626,568	750,895	(715,578)	994,712	(50,032)	—	5,023,603	54,606,565
Invesco International Growth Fund	7.50%	41,035,276	563,172	(545,884)	465,784	101,133	—	1,637,917	41,619,481

Total Foreign Equity Funds		94,661,844	1,314,067	(1,261,462)	1,460,496	51,101	—	6,661,520	96,226,046

Real Estate Funds–3.57%
Invesco Real Estate Fund	3.57%	18,463,428	359,998	(249,698)	1,361,527	(100,956)	134,730	1,044,460	19,834,299

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $607,007,249)	100.08%	$536,948,630	$10,456,048	$(7,294,292)	$16,414,656	$(811,271)	$2,853,729		$555,713,771
OTHER ASSETS LESS LIABILITIES	(0.08)%								(450,913)

NET ASSETS	100.00%								$555,262,858

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2010
(Unaudited)
Invesco Moderate Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–100.11%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Funds–14.90%
Invesco Balanced-Risk Allocation Fund	14.90%	$43,472,409	$290,358	$(913,139)	$609,641	$37,673	$—	4,084,220	$43,496,942
Domestic Equity Funds–39.57%
Invesco Dynamics Fund(b)	3.48%	9,479,683	56,459	(204,904)	830,985	(17,439)	—	497,537	10,144,784
Invesco Large Cap Basic Value Fund	5.22%	14,689,999	87,824	(311,791)	960,950	(198,944)	—	1,498,823	15,228,038
Invesco Large Cap Growth Fund	5.89%	16,684,471	103,472	(353,716)	806,138	(41,128)	—	1,557,902	17,199,237
Invesco Mid Cap Basic Value Fund	4.23%	11,308,407	62,732	(247,964)	1,322,519	(89,251)	—	1,040,105	12,356,443
Invesco Multi-Sector Fund	5.31%	15,013,874	94,098	(319,500)	803,764	(109,195)	—	723,169	15,483,041
Invesco Small Cap Equity Fund(b)	4.61%	12,563,110	81,605	(272,792)	1,159,179	(72,478)	—	1,258,992	13,458,624
Invesco Structured Growth Fund	5.83%	16,751,603	103,489	(353,957)	593,182	(78,064)	—	1,911,939	17,016,253
Invesco Structured Value Fund	5.00%	14,240,167	87,824	(302,609)	686,210	(116,345)	—	1,675,689	14,595,247

Total Domestic Equity Funds		110,731,314	677,503	(2,367,233)	7,162,927	(722,844)	—	10,164,156	115,481,667

Fixed-Income Funds–19.82%
Invesco Core Bond Fund	9.11%	26,340,940	490,300	(565,458)	428,549	(98,343)	300,175	3,005,196	26,595,988
Invesco High Yield Fund	10.71%	30,260,457	818,210	(650,783)	912,081	(82,171)	618,521	7,586,843	31,257,794

Total Fixed-Income Funds		56,601,397	1,308,510	(1,216,241)	1,340,630	(180,514)	918,696	10,592,039	57,853,782

Foreign Equity Funds–21.67%
Invesco International Core Equity Fund	10.75%	31,285,636	197,157	(654,764)	807,234	(265,994)	—	2,885,857	31,369,269
Invesco International Growth Fund	10.92%	31,923,178	197,157	(665,863)	570,672	(139,645)	—	1,254,841	31,885,499

Total Foreign Equity Funds		63,208,814	394,314	(1,320,627)	1,377,906	(405,639)	—	4,140,698	63,254,768

Real Estate Funds–4.15%
Invesco Global Real Estate Fund	4.15%	11,930,387	119,918	(248,053)	431,169	(119,010)	48,224	1,271,187	12,114,411

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $326,295,469)	100.11%	$285,944,321	$2,790,603	$(6,065,293)	$10,922,273	$(1,390,334)	$966,920		$292,201,570
OTHER ASSETS LESS LIABILITIES	(0.11)%								(333,128)

NET ASSETS	100.00%								$291,868,442

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2010
(Unaudited)
Invesco Moderately Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–100.13%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/10	03/31/10
Asset Allocation Funds–8.65%
Invesco Balanced-Risk Allocation Fund	8.65%	$5,922,144	$161,301	$(176,600)	$82,435	$8,538	$—	563,175	$5,997,818
Domestic Equity Funds–23.10%
Invesco Capital Development Fund(b)	1.97%	1,283,946	31,328	(39,177)	104,499	(17,822)	—	87,921	1,362,774
Invesco Large Cap Basic Value Fund	4.41%	2,918,745	70,596	(88,139)	214,609	(60,646)	—	300,705	3,055,165
Invesco Large Cap Growth Fund	4.23%	2,815,372	70,596	(84,912)	139,646	(8,898)	—	265,562	2,931,804
Invesco Mid Cap Basic Value Fund	2.21%	1,393,381	31,328	(43,315)	163,391	(10,293)	—	129,166	1,534,492
Invesco Multi-Sector Fund	1.86%	1,237,353	31,328	(37,408)	76,253	(18,233)	—	60,219	1,289,293
Invesco Structured Growth Fund	4.19%	2,827,189	70,596	(84,792)	121,581	(33,191)	—	325,998	2,901,383
Invesco Structured Value Fund	4.23%	2,833,198	70,596	(85,603)	145,477	(30,392)	—	336,771	2,933,276

Total Domestic Equity Funds		15,309,184	376,368	(463,346)	965,456	(179,475)	—	1,506,342	16,008,187

Fixed-Income Funds–57.68%
Invesco Core Bond Fund	21.74%	14,746,160	578,006	(445,844)	250,718	(66,210)	168,662	1,702,015	15,062,830
Invesco Floating Rate Fund	5.30%	3,509,152	139,347	(107,060)	150,751	(21,713)	47,936	481,690	3,670,477
Invesco High Yield Fund	4.50%	2,989,060	134,970	(90,667)	91,671	(9,111)	61,262	756,292	3,115,923
Invesco International Total Return Fund	3.26%	2,299,377	71,869	(68,400)	(50,382)	8,534	9,141	200,088	2,260,998
Invesco Short Term Bond Fund	11.04%	7,563,696	268,018	(226,807)	72,088	(28,499)	50,924	880,149	7,648,496
Invesco U.S. Government Fund	11.84%	8,093,995	321,858	(243,725)	22,796	13,242	85,943	928,526	8,208,166

Total Fixed-Income Funds		39,201,440	1,514,068	(1,182,503)	537,642	(103,757)	423,868	4,948,760	39,966,890

Foreign Equity Funds–7.77%
Invesco International Core Equity Fund	5.15%	3,521,598	89,611	(104,908)	119,186	(56,403)	—	328,342	3,569,084
Invesco International Growth Fund	2.62%	1,795,591	44,806	(53,229)	47,667	(22,528)	—	71,323	1,812,307

Total Foreign Equity Funds		5,317,189	134,417	(158,137)	166,853	(78,931)	—	399,665	5,381,391

Real Estate Funds–2.93%
Invesco Select Real Estate Income Fund	2.93%	1,924,045	65,431	(58,025)	112,754	(16,277)	20,626	270,752	2,027,928

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $71,047,337)	100.13%	$67,674,002	$2,251,585	$(2,038,611)	$1,865,140	$(369,902)	$444,494		$69,382,214
OTHER ASSETS LESS LIABILITIES	(0.13)%								(88,406)

NET ASSETS	100.00%								$69,293,808

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
               Each Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations – Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political
Invesco Allocation Funds

A.	Security Valuations – (continued)
and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
               During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Investments in Securities
	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Conservative Allocation Fund	$120,623,345	$—	$—	$120,623,345
Invesco Growth Allocation Fund	461,511,072	—	—	461,511,072
Invesco Moderate Allocation Fund	555,713,771	—	—	555,713,771
Invesco Moderate Growth Allocation Fund	292,201,570	—	—	292,201,570
Invesco Moderately Conservative Allocation Fund	69,382,214	—	—	69,382,214
Invesco Allocation Funds

NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At March 31, 2010
	For the three months ended					Net Unrealized
	March 31, 2010*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
Invesco Conservative Allocation Fund	$7,753,440	$3,621,353	$129,270,140	$2,155,400	$(10,802,195)	$(8,646,795)
Invesco Growth Allocation Fund	5,102,122	4,803,907	535,100,718	4,715,009	(78,304,655)	(73,589,646)
Invesco Moderate Allocation Fund	10,456,048	7,294,292	620,748,457	6,401,071	(71,435,757)	(65,034,686)
Invesco Moderate Growth Allocation Fund	2,790,603	6,065,293	338,342,931	3,796,222	(49,937,583)	(46,141,361)
Invesco Moderately Conservative Allocation Fund	2,251,585	2,038,611	76,379,646	1,253,951	(8,251,383)	(6,997,432)

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Allocation Funds

Invesco Global Equity Fund
(formerly known as AIM Global Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	GEQ-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.80%

Australia–3.44%
BHP Billiton Ltd.	96,287	$3,863,048
Centennial Coal Co. Ltd.	111,227	433,224
Commonwealth Bank of Australia	10,839	558,874
Westpac Banking Corp.	60,192	1,534,635

		6,389,781

Bermuda–1.53%
Allied World Assurance Co. Holdings, Ltd.	8,400	376,740
Arch Capital Group Ltd. (a)	32,390	2,469,737

		2,846,477

Canada–4.59%
Alimentation Couche-Tard Inc. -Class B	12,600	229,316
Atco Ltd. -Class I	12,600	632,234
BCE Inc.	170,600	5,003,415
First Quantum Minerals Ltd.	17,200	1,417,636
Royal Bank of Canada	21,500	1,255,614

		8,538,215

Denmark–2.59%
A. P. Moller - Maersk A.S. -Class B	148	1,127,905
Novo Nordisk A.S. -Class B (b)	47,402	3,678,728

		4,806,633

France–2.88%
AXA S.A.	44,842	997,704
Sanofi-Aventis S.A.	50,300	3,756,052
Total S.A.	5,861	340,300
Valeo S.A. (a)	7,484	266,643

		5,360,699

Germany–2.74%
Bayerische Motoren Werke AG	8,433	388,747
Deutsche Bank AG	3,381	260,478
Deutsche Lufthansa AG	81,615	1,353,916
Hannover Rueckversicherung AG	35,814	1,768,814
RWE AG	15,001	1,329,374

		5,101,329

Hong Kong–2.52%
BOC Hong Kong (Holdings) Ltd.	641,500	1,527,634
Cheung Kong (Holdings) Ltd.	124,000	1,594,886
Swire Pacific Ltd. - Class A	130,000	1,568,128

		4,690,648

Ireland–0.99%
Kerry Group PLC -Class A	39,829	1,240,333
Warner Chilcott PLC -Class A (a)	23,700	605,535

		1,845,868

Italy–2.84%
Enel S.p.A.	121,731	680,049
Eni S.p.A.	26,219	615,846
Mediaset S.p.A.	432,018	3,716,627
Mediobanca S.p.A. (a)	25,521	274,259

		5,286,781

Japan–11.66%
Asahi Glass Co., Ltd.	378,000	4,240,244
Astellas Pharma Inc.	63,600	2,302,770
Canon Inc.	114,800	5,307,096
Chubu Electric Power Co., Inc.	6,500	162,483
Daito Trust Construction Co., Ltd.	11,200	540,293
East Japan Railway Co.	5,300	368,489
FamilyMart Co., Ltd.	7,800	247,854
JGC Corp.	10,000	178,415
Lawson, Inc.	11,300	482,265
Nissan Motor Co., Ltd. (a)	436,700	3,741,541
Sega Sammy Holdings Inc.	105,800	1,281,053
Tokio Marine Holdings, Inc.	79,700	2,244,626
Toyota Motor Corp.	14,700	591,050

		21,688,179

Netherlands–1.20%
ASML Holding N.V. (b)	44,272	1,576,399
STMicroelectronics N.V.	39,817	395,586
STMicroelectronics N.V.	25,955	257,350

		2,229,335

Norway–0.63%
Statoil A.S.A.	50,249	1,168,596
Singapore–0.93%
SembCorp industries Ltd.	191,000	562,770
SembCorp Marine Ltd.	73,000	218,287
United Overseas Bank Ltd.	69,000	946,407

		1,727,464

Spain–2.04%
Banco Bilbao Vizcaya Argentaria, S.A.	122,909	1,681,963
Banco Santander S.A.	158,450	2,103,028

		3,784,991

Sweden–1.52%
Boliden A.B.	13,753	196,933
Nordea Bank A.B. (b)	109,568	1,081,353
Svenska Handelsbanken A.B. - Class A	53,093	1,556,151

		2,834,437

Switzerland–3.91%
Credit Suisse Group AG	36,673	1,885,592
Nestle S.A.	13,480	689,654
Novartis AG	64,298	3,475,050
Schindler Holding AG -Participation Ctfs.	13,835	1,219,360

		7,269,656

See accompanying notes which are an integral part of this schedule.
Invesco Global Equity Fund

	Shares	Value
United Kingdom–8.29%
BHP Billiton PLC	28,955	$993,222
BP PLC	416,825	3,948,117
British American Tobacco PLC	108,432	3,738,391
BT Group PLC	803,299	1,509,229
HSBC Holdings PLC	177,339	1,798,023
IG Group Holdings PLC	49,418	301,677
Next PLC	34,722	1,140,451
Standard Chartered PLC	72,672	1,982,671

		15,411,781

United States–42.50%
American Express Co.	44,000	1,815,440
AmeriCredit Corp. (a)(b)	13,600	323,136
Amgen Inc. (a)	30,900	1,846,584
Apple Inc. (a)	2,000	469,860
Automatic Data Processing, Inc.	74,100	3,295,227
Avis Budget Group, Inc. (a)	113,500	1,305,250
Brinker International, Inc.	18,700	360,536
Capital One Financial Corp.	18,100	749,521
Cardinal Health, Inc.	29,500	1,062,885
Chevron Corp.	29,634	2,247,146
Cisco Systems, Inc. (a)	32,300	840,769
Coca-Cola Enterprises Inc.	6,300	174,258
ConocoPhillips	35,280	1,805,278
Coventry Health Care, Inc. (a)	13,100	323,832
D.R. Horton, Inc.	124,200	1,564,920
Donnelley (R.R.) & Sons Co.	72,900	1,556,415
Exxon Mobil Corp.	88,265	5,911,990
Ford Motor Co. (a)	48,500	609,645
Franklin Resources, Inc.	13,500	1,497,150
Gannett Co., Inc.	21,600	356,832
Gap, Inc. (The)	211,028	4,876,857
Goldman Sachs Group, Inc. (The)	11,108	1,895,358
IAC/InterActiveCorp (a)	13,300	302,442
International Business Machines Corp.	42,741	5,481,533
Johnson & Johnson	26,464	1,725,453
Jones Apparel Group, Inc.	89,000	1,692,780
JPMorgan Chase & Co.	4,500	201,375
Limited Brands, Inc.	10,100	248,662
Lockheed Martin Corp.	12,336	1,026,602
Macy’s, Inc.	17,700	385,329
McDonald’s Corp.	25,311	1,688,750
Microsoft Corp.	170,197	4,981,666
Mirant Corp. (a)	165,817	1,800,773
Noble Corp. (a)	21,200	886,584
Northrop Grumman Corp.	23,628	1,549,288
Oil States International, Inc. (a)	5,200	235,768
Oshkosh Corp. (a)	87,400	3,525,716
Peabody Energy Corp.	7,600	347,320
Pfizer Inc.	100,927	1,730,898
Procter & Gamble Co. (The)	19,337	1,223,452
Reliance Steel & Aluminum Co.	14,100	694,143
Rent-A-Center, Inc. (a)	22,900	541,585
Seagate Technology (a)	75,300	1,374,978
Sprint Nextel Corp. (a)	231,500	879,700
Texas Instruments Inc.	43,164	1,056,223
Time Warner Inc.	14,900	465,923
Travelers Cos., Inc. (The)	6,200	334,428
TRW Automotive Holdings Corp. (a)	63,800	1,823,404
Tyco International Ltd.	15,700	600,525
U.S. Bancorp	10,100	261,388
Valeant Pharmaceuticals International (a)(b)	57,400	2,463,034
Walter Energy, Inc.	23,100	2,131,437
Wells Fargo & Co.	9,200	286,304
Windstream Corp.	203,242	2,213,305

		79,049,657

Total Common Stocks & Other Equity Interests (Cost $170,300,001)		180,030,527

Money Market Funds–0.14%
Liquid Assets Portfolio-Institutional Class (c)	130,962	130,962
Premier Portfolio-Institutional Class (c)	130,962	130,962

Total Money Market Funds (Cost $261,924)		261,924

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–96.94% (Cost $170,561,925)		180,292,451

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.54%
Liquid Assets Portfolio -Institutional Class (Cost $6,589,565)(c)(d)	6,589,565	6,589,565

TOTAL INVESTMENTS–100.48% (Cost $177,151,490)		186,882,016

OTHER ASSETS LESS LIABILITIES–(0.48)%		(896,172)

NET ASSETS–100.00%		$185,985,844

Investment Abbreviations:

Ctfs. — Certificates

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2010.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Global Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Global Equity Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Equity Fund

               The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

	Level 1	Level 2	Level 3	Total
Australia	$—	$6,389,781	$—	$6,389,781
Bermuda	2,846,477	—	—	2,846,477
Canada	8,538,215	—	—	8,538,215
Denmark	4,806,633	—	—	4,806,633
France	1,338,004	4,022,695	—	5,360,699
Germany	4,712,582	388,747	—	5,101,329
Hong Kong	—	4,690,648	—	4,690,648
Ireland	605,535	1,240,333	—	1,845,868
Italy	274,259	5,012,522	—	5,286,781
Japan	11,301,935	10,386,244	—	21,688,179
Netherlands	—	2,229,335	—	2,229,335
Norway	—	1,168,596	—	1,168,596
Singapore	—	1,727,464	—	1,727,464
Spain	1,681,963	2,103,028	—	3,784,991
Sweden	2,637,504	196,933	—	2,834,437
Switzerland	—	7,269,656	—	7,269,656
United Kingdom	9,954,435	5,457,346	—	15,411,781
United States	85,901,146	—	—	85,901,146

	$134,598,688	$52,283,328	$—	$186,882,016
Futures*	24,225	—	—	24,225

Total Investments	$134,622,913	$52,283,328	$—	$186,906,241

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
CME E-Mini S&P 500 Index	47	June-2010/Long	$2,738,220	$6,932
Dow Jones EURO STOXX 50 Index	27	June-2010/Long	1,039,882	(5,031)
FTSE 100 Index	5	June-2010/Long	425,781	306
NIKKEI 225Index	13	June-2010/Long	771,045	22,018

Total			$4,974,928	$24,225

Invesco Global Equity Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $44,637,161 and $60,028,112, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,992,562
Aggregate unrealized (depreciation) of investment securities	(9,461,103)

Net unrealized appreciation of investment securities	$9,531,459

Cost of investments for tax purposes is $177,350,557.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Global Equity Fund

Invesco Income Allocation Fund
(formerly known as AIM Income Allocation Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	INCAL-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/10	03/31/10
Domestic Equity Funds–23.78%
Invesco Diversified Dividend Fund	16.27%	$12,238,160	$213,962	$(504,366)	$924,285	$(120,430)	$65,340	1,100,225	$12,751,611
Invesco Utilities Fund	7.51%	6,220,628	118,000	(242,232)	(152,108)	(61,500)	38,735	420,199	5,882,788

Total Domestic Equity Funds		18,458,788	331,962	(746,598)	772,177	(181,930)	104,075	1,520,424	18,634,399

Fixed-Income Funds–63.30%
Invesco Core Bond Fund	16.39%	12,882,293	325,086	(531,121)	254,014	(92,497)	146,365	1,450,596	12,837,775
Invesco Floating Rate Fund	7.22%	5,540,695	147,429	(230,373)	251,786	(50,016)	75,226	742,719	5,659,521
Invesco High Yield Fund	15.32%	11,785,310	386,608	(483,889)	381,395	(63,536)	239,925	2,914,050	12,005,888
Invesco Income Fund	8.25%	6,464,366	171,741	(266,089)	172,930	(79,955)	84,672	1,324,384	6,462,993
Invesco International Total Return Fund	4.54%	3,705,509	63,990	(149,265)	(80,049)	12,659	14,449	314,411	3,552,844
Invesco Short Term Bond Fund	5.37%	4,270,475	89,149	(174,574)	47,821	(23,274)	28,555	484,419	4,209,597
Invesco U.S. Government Fund	6.21%	4,921,220	123,029	(202,207)	15,808	6,766	51,891	550,296	4,864,616

Total Fixed-Income Funds		49,569,868	1,307,032	(2,037,518)	1,043,705	(289,853)	641,083	7,780,875	49,593,234

Foreign Equity Funds–5.01%
Invesco International Core Equity Fund	5.01%	3,964,315	49,541	(157,460)	129,292	(64,496)	—	360,735	3,921,192
Real Estate Funds–7.96%
Invesco Select Real Estate Income Fund	7.96%	6,056,396	133,155	(246,226)	369,589	(72,746)	63,798	833,133	6,240,168

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $83,950,902)	100.05%	$78,049,367	$1,821,690	$(3,187,802)	$2,314,763	$(609,025)	$808,956		$78,388,993
OTHER ASSETS LESS LIABILITIES	(0.05)%								(39,031)

NET ASSETS	100.00%								$78,349,962

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations – Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Income Allocation Fund

A.	Security Valuations – (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$78,388,993	$—	$—	$78,388,993
Invesco Income Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $1,821,690 and $3,187,802, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$489,171
Aggregate unrealized (depreciation) of investment securities	(11,573,356)

Net unrealized appreciation (depreciation) of investment securities	$(11,084,185)

Cost of investments for tax purposes is $89,473,178.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Income Allocation Fund

Invesco International Allocation Fund
(formerly known as AIM International Allocation Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	INTAL-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)
Schedule of Investments in Affiliated Issuers–99.95%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/10	03/31/10
Foreign Equity Funds-99.77%
Invesco Developing Markets Fund	5.52%	$11,800,029	$110,057	$(317,723)	$533,463	$11,575	$—	421,877	$12,137,401
Invesco International Core Equity Fund	34.30%	75,611,068	770,396	(2,224,059)	2,129,333	(865,747)	—	6,938,454	75,420,991
Invesco International Growth Fund	22.43%	49,610,643	495,255	(1,429,752)	904,516	(262,793)	—	1,940,884	49,317,869
Invesco International Small Company Fund	10.45%	22,940,782	220,113	(635,445)	942,848	(475,376)	—	1,502,805	22,992,922
PowerShares International Dividend Achievers Portfolio — ETF	27.07%	58,834,851	—	(641,857)	1,539,834	(209,364)	96,861	4,162,480	59,523,464

Total Foreign Equity Funds		218,797,373	1,595,821	(5,248,836)	6,049,994	(1,801,705)	96,861	14,966,500	219,392,647

Money Market Funds–0.18%
Liquid Assets Portfolio	0.09%	811,914	660,303	(1,265,111)	—	—	86	207,106	207,106
Premier Portfolio	0.09%	811,914	660,303	(1,265,111)	—	—	23	207,106	207,106

Total Money Market Funds		1,623,828	1,320,606	(2,530,222)	—	—	109	414,212	414,212

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $268,666,703)	99.95%	$220,421,201	$2,916,427	$(7,779,058)	$6,049,994	$(1,801,705)	$96,970		$219,806,859
OTHER ASSETS LESS LIABILITIES	0.05%								105,992

NET ASSETS	100.00%								$219,912,851

Investment Abbreviations:

ETF	— Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations – Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco International Allocation Fund

A.	Security Valuations – (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$219,806,859	$—	$—	$219,806,859
Invesco International Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $1,595,821 and $5,248,836, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,872
Aggregate unrealized (depreciation) of investment securities	(62,031,849)

Net unrealized appreciation (depreciation) of investment securities	$(62,008,977)

Cost of investments for tax purposes is $281,815,836.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund
(formerly known as AIM Mid Cap Core Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	MCCE-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–80.84%

Aerospace & Defense–4.67%
Goodrich Corp.	354,402	$24,992,429
ITT Corp.	648,741	34,779,005
Moog Inc.- Class A (b)	560,849	19,865,272
Precision Castparts Corp.	320,351	40,591,675

		120,228,381

Apparel, Accessories & Luxury Goods–1.30%
Carter’s, Inc. (b)	1,106,637	33,365,106
Asset Management & Custody Banks–1.21%
Legg Mason, Inc.	1,083,217	31,055,831
Biotechnology–0.55%
Biogen Idec Inc. (b)	128,533	7,372,653
Genzyme Corp. (b)	129,536	6,713,851

		14,086,504

Communications Equipment–2.65%
Juniper Networks, Inc. (b)	652,534	20,019,743
Motorola, Inc. (b)	4,205,156	29,520,195
Polycom, Inc. (b)	615,214	18,813,244

		68,353,182

Computer Storage & Peripherals–0.97%
NetApp, Inc. (b)	768,365	25,017,964
Construction, Farm Machinery & Heavy Trucks–1.19%
WABCO Holdings Inc. (b)	1,021,052	30,549,876
Data Processing & Outsourced Services–0.83%
Western Union Co.	1,257,935	21,334,578
Distributors–0.82%
Genuine Parts Co.	502,083	21,207,986
Education Services–0.37%
Apollo Group, Inc. –Class A (b)	157,437	9,649,314
Electrical Components & Equipment–1.07%
Thomas & Betts Corp. (b)	705,122	27,668,987
Electronic Equipment & Instruments–1.37%
Agilent Technologies, Inc. (b)	1,027,053	35,320,353
Electronic Manufacturing Services–0.71%
Molex Inc.	877,377	18,302,084
Environmental & Facilities Services–1.32%
Republic Services, Inc.	1,172,454	34,024,615
Food Retail–2.10%
Kroger Co. (The)	275,000	5,956,500
Safeway Inc.	1,932,313	48,037,301

		53,993,801

Gas Utilities–0.75%
UGI Corp.	726,728	19,287,361
Health Care Equipment–7.68%
Boston Scientific Corp. (b)	5,979,512	43,172,077
Hologic, Inc. (b)	1,539,491	28,542,163
Hospira, Inc. (b)	576,581	32,663,314
St. Jude Medical, Inc. (b)	114,659	4,706,752
Teleflex Inc.	315,800	20,233,306
Varian Medical Systems, Inc. (b)	536,571	29,688,473
Zimmer Holdings, Inc. (b)	657,436	38,920,211

		197,926,296

Health Care Facilities–0.71%
Rhoen-Klinikum AG (Germany)	710,567	18,190,199
Health Care Services–2.65%
DaVita, Inc. (b)	390,420	24,752,628
Laboratory Corp. of America Holdings (b)	324,167	24,542,683
Quest Diagnostics Inc.	327,586	19,094,988

		68,390,299

Health Care Supplies–1.12%
Cooper Cos., Inc. (The)	740,416	28,787,374
Household Products–0.94%
Energizer Holdings, Inc. (b)	384,342	24,121,304
Hypermarkets & Super Centers–1.09%
BJ’s Wholesale Club, Inc. (b)	761,429	28,165,259
Industrial Conglomerates–1.05%
Tyco International Ltd.	705,180	26,973,135
Industrial Gases–0.74%
Air Products & Chemicals, Inc.	256,823	18,992,061
Industrial Machinery–5.23%
Actuant Corp. –Class A	1,011,431	19,773,476
Atlas Copco A.B. –Class A (Sweden)	1,785,940	27,706,635
Danaher Corp.	319,237	25,510,229
Pall Corp.	877,610	35,534,429
Parker Hannifin Corp.	403,618	26,130,229

		134,654,998

Insurance Brokers–1.06%
Marsh & McLennan Cos., Inc.	1,119,194	27,330,717
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value
IT Consulting & Other Services–1.39%
Amdocs Ltd. (b)	1,185,389	$35,692,063
Leisure Products–0.88%
Hasbro, Inc.	594,902	22,772,849
Life Sciences Tools & Services–3.12%
Pharmaceutical Product Development, Inc.	1,615,611	38,370,761
Techne Corp.	248,030	15,797,031
Waters Corp. (b)	388,757	26,256,648

		80,424,440

Managed Health Care–1.10%
Aetna Inc.	677,552	23,788,851
Health Net Inc. (b)	181,705	4,519,003

		28,307,854

Metal & Glass Containers-1.44%
Owens-Illinois, Inc. (b)	1,045,982	37,174,200
Multi-Sector Holdings–0.21%
PICO Holdings, Inc. (b)	147,829	5,497,760
Office Electronics–1.12%
Xerox Corp.	2,964,826	28,907,053
Office Services & Supplies–1.25%
Pitney Bowes Inc.	1,318,283	32,232,019
Oil & Gas Drilling–0.60%
Helmerich & Payne, Inc.	405,319	15,434,548
Oil & Gas Equipment & Services–3.17%
BJ Services Co.	1,556,606	33,311,369
Dresser-Rand Group, Inc. (b)	435,243	13,675,335
Smith International, Inc.	810,054	34,686,512

		81,673,216

Oil & Gas Exploration & Production–2.97%
Newfield Exploration Co. (b)	707,643	36,832,818
Penn West Energy Trust (Canada)	593,068	12,525,596
Pioneer Natural Resources Co.	253,300	14,265,856
Southwestern Energy Co. (b)	317,906	12,945,133

		76,569,403

Oil & Gas Refining & Marketing–0.29%
Valero Energy Corp.	374,422	7,376,113
Oil & Gas Storage & Transportation–1.25%
Williams Cos., Inc. (The)	1,389,903	32,106,759
Packaged Foods & Meats–1.22%
Kraft Foods Inc. -Class A	441,880	13,362,451
Sara Lee Corp.	1,303,145	18,152,810

		31,515,261

Personal Products–0.69%
Avon Products, Inc.	523,662	17,736,432
Pharmaceuticals–0.42%
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	169,569	10,696,413
Property & Casualty Insurance–2.20%
Axis Capital Holdings Ltd.	657,550	20,555,013
Progressive Corp. (The)	1,897,352	36,220,450

		56,775,463

Research & Consulting Services–0.83%
Dun & Bradstreet Corp. (The)	285,925	21,278,538
Semiconductors–2.58%
Linear Technology Corp.	1,063,551	30,077,222
Microchip Technology Inc. (c)	414,595	11,674,995
Xilinx, Inc.	968,135	24,687,443

		66,439,660

Specialized Consumer Services–0.98%
H&R Block, Inc.	1,422,707	25,324,185
Specialized Finance–1.38%
Moody’s Corp. (c)	1,198,231	35,647,372
Specialty Chemicals–2.98%
International Flavors & Fragrances Inc.	775,881	36,986,247
Sigma-Aldrich Corp.	739,134	39,661,931

		76,648,178

Systems Software–2.06%
Symantec Corp. (b)	3,143,481	53,187,698
Thrifts & Mortgage Finance–1.71%
People’s United Financial Inc.	2,818,135	44,075,631
Wireless Telecommunication Services–0.85%
MetroPCS Communications, Inc. (b)	3,109,110	22,012,499

Total Common Stocks & Other Equity Interests (Cost $1,750,444,928)		2,082,483,172

Preferred Stocks–1.55%

Household Products–1.55%
Henkel AG & Co. KGaA (Germany) -Pfd. (c) (Cost $28,681,078)	739,870	39,839,687

Money Market Funds–17.29%
Liquid Assets Portfolio-Institutional Class (d)	222,652,716	222,652,716
Premier Portfolio-Institutional Class (d)	222,652,716	222,652,716

Total Money Market Funds (Cost $445,305,432)		445,305,432

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $2,224,431,438)		2,567,628,291

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.44%
Liquid Assets Portfolio -Institutional Class (Cost $11,312,142)(d)(e)	11,312,142	$11,312,142

TOTAL INVESTMENTS–100.12% (Cost $2,235,743,580)		2,578,940,433

OTHER ASSETS LESS LIABILITIES–(0.12)%		(2,950,854)

NET ASSETS–100.00%		$2,575,989,579

Investment Abbreviations:

ADR	—	American Depositary Receipt

Pfd.	—	Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Mid Cap Core Equity Fund

E.	Foreign Currency Translations – (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,578,940,433	$—	$—	$2,578,940,433
Invesco Mid Cap Core Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $309,014,028 and $149,881,136, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$410,965,556

Aggregate unrealized (depreciation) of investment securities	(72,449,501)

Net unrealized appreciation of investment securities	$338,516,055

Cost of investments for tax purposes is $2,240,424,378.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund
(formerly known as AIM Small Cap Growth Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	SCG-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.88%

Advertising–0.72%
National CineMedia, Inc.	593,404	$10,242,153
Aerospace & Defense–2.06%
Hexcel Corp. (b)	571,287	8,249,384
TransDigm Group, Inc.	397,251	21,070,193

		29,319,577

Air Freight & Logistics–1.56%
Forward Air Corp.	389,644	10,247,637
Hub Group, Inc. -Class A (b)	430,141	12,035,345

		22,282,982

Airlines–0.31%
Continental Airlines, Inc. -Class B (b)	197,860	4,346,984
Apparel Retail–1.48%
Chico’s FAS, Inc.	712,455	10,273,601
Gymboree Corp. (The) (b)	210,667	10,876,737

		21,150,338

Apparel, Accessories & Luxury Goods–0.76%
Warnaco Group, Inc. (The) (b)	225,917	10,778,500
Application Software–7.48%
ANSYS, Inc. (b)	248,473	10,719,125
Aspen Technology, Inc. (b)	888,254	9,104,604
Blackboard Inc. (b)	253,086	10,543,563
Informatica Corp. (b)	735,773	19,762,863
Lawson Software, Inc. (b)	1,487,915	9,835,118
Manhattan Associates, Inc. (b)	412,411	10,508,232
NICE Systems Ltd. -ADR (Israel)(b)	405,290	12,867,957
Pegasystems Inc.	35,029	1,296,073
Quest Software, Inc. (b)	611,344	10,875,810
SuccessFactors, Inc. (b)(c)	585,579	11,149,424

		106,662,769

Asset Management & Custody Banks–1.63%
Affiliated Managers Group, Inc. (b)	168,519	13,313,001
Federated Investors, Inc. -Class B (c)	378,933	9,996,252

		23,309,253

Auto Parts & Equipment–0.97%
TRW Automotive Holdings Corp. (b)	482,517	13,790,336
Automotive Retail–0.81%
Group 1 Automotive, Inc. (b)	361,507	11,517,613
Biotechnology–4.72%
Acorda Therapeutics Inc. (b)	363,755	12,440,421
AMAG Pharmaceuticals, Inc. (b)(c)	217,741	7,601,338
BioMarin Pharmaceutical Inc. (b)(c)	535,457	12,513,630
Isis Pharmaceuticals, Inc. (b)	313,001	3,417,971
Martek Biosciences Corp. (b)	492,250	11,080,548
Myriad Genetics, Inc. (b)	223,929	5,385,492
United Therapeutics Corp. (b)	268,505	14,856,382

		67,295,782

Casinos & Gaming–1.67%
Penn National Gaming, Inc. (b)	446,014	12,399,189
WMS Industries Inc. (b)	271,681	11,394,301

		23,793,490

Commodity Chemicals–0.61%
Calgon Carbon Corp. (b)	506,112	8,664,637
Communications Equipment–3.64%
Ciena Corp. (b)(c)	701,126	10,685,160
F5 Networks, Inc. (b)	256,939	15,804,318
Harmonic Inc. (b)	1,359,103	8,575,940
Polycom, Inc. (b)	553,683	16,931,626

		51,997,044

Construction, Farm Machinery & Heavy Trucks–2.47%
Bucyrus International, Inc.	241,114	15,911,113
Lindsay Corp. (c)	167,281	6,927,106
Wabtec Corp.	294,976	12,424,389

		35,262,608

Data Processing & Outsourced Services–1.45%
Alliance Data Systems Corp. (b)(c)	157,566	10,082,648
Global Payments Inc.	233,254	10,624,720

		20,707,368

Electric Utilities–0.94%
ITC Holdings Corp.	244,852	13,466,860
Electrical Components & Equipment–1.12%
Regal-Beloit Corp.	269,692	16,022,402
Electronic Equipment & Instruments–1.32%
Cogent Inc. (b)	955,874	9,749,915
Coherent, Inc. (b)	285,899	9,137,332

		18,887,247

Environmental & Facilities Services–1.07%
Fuel Tech, Inc. (b)(c)	585,930	4,699,158
Tetra Tech, Inc. (b)	460,441	10,608,561

		15,307,719

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value
Fertilizers & Agricultural Chemicals–0.74%
Intrepid Potash, Inc. (b)(c)	347,292	$10,533,366
Footwear–1.08%
Deckers Outdoor Corp. (b)	111,966	15,451,308
General Merchandise Stores–0.98%
Big Lots, Inc. (b)	385,608	14,043,843
Health Care Distributors–0.79%
PSS World Medical, Inc. (b)	479,264	11,267,497
Health Care Equipment–3.31%
American Medical Systems Holdings, Inc. (b)	584,646	10,862,723
Gen-Probe Inc. (b)	226,156	11,307,800
Insulet Corp. (b)(c)	479,399	7,234,131
NuVasive, Inc. (b)(c)	194,523	8,792,439
Zoll Medical Corp. (b)	342,548	9,029,565

		47,226,658

Health Care Facilities–1.30%
Health Management Associates, Inc. -Class A (b)	780,053	6,708,456
VCA Antech, Inc. (b)	424,197	11,890,242

		18,598,698

Health Care Services–3.53%
Chemed Corp.	275,941	15,005,672
inVentiv Health Inc. (b)	566,005	12,712,472
MEDNAX, Inc. (b)	231,636	13,478,899
RehabCare Group, Inc. (b)	338,633	9,234,522

		50,431,565

Health Care Supplies–0.59%
Meridian Bioscience, Inc.	413,734	8,427,762
Health Care Technology–1.62%
Eclipsys Corp. (b)	623,680	12,398,759
Quality Systems, Inc. (c)	173,585	10,665,062

		23,063,821

Homefurnishing Retail–0.91%
Williams-Sonoma, Inc.	493,245	12,967,411
Hotels, Resorts & Cruise Lines–0.73%
Choice Hotels International, Inc. (c)	299,764	10,434,785
Household Products–1.02%
Church & Dwight Co., Inc.	218,258	14,612,373
Industrial Machinery–0.73%
Kaydon Corp.	278,511	10,472,014
Insurance Brokers–0.46%
Brown & Brown, Inc.	361,889	6,485,051
Internet Retail–1.07%
Netflix Inc. (b)(c)	207,739	15,318,674
Internet Software & Services–2.95%
GSI Commerce, Inc. (b)	402,853	11,146,942
Knot, Inc. (The) (b)	854,001	6,678,288
Open Text Corp. (Canada)(b)(c)	245,591	11,658,205
VistaPrint N.V. (Netherlands)(b)	219,905	12,589,561

		42,072,996

Investment Banking & Brokerage–2.00%
Greenhill & Co., Inc.	153,146	12,571,755
optionsXpress Holdings Inc. (b)	434,462	7,077,386
Stifel Financial Corp. (b)	164,690	8,852,088

		28,501,229

IT Consulting & Other Services–0.77%
SRA International, Inc. -Class A (b)	529,832	11,015,207
Leisure Products–0.70%
Pool Corp.	440,559	9,974,256
Life Sciences Tools & Services–0.71%
Techne Corp.	158,924	10,121,870
Metal & Glass Containers–1.02%
Greif Inc. -Class A	265,374	14,574,340
Office REIT’s–0.68%
BioMed Realty Trust, Inc.	590,116	9,760,519
Oil & Gas Drilling–0.63%
Patterson-UTI Energy, Inc.	643,009	8,982,836
Oil & Gas Equipment & Services–1.63%
Dril-Quip, Inc. (b)	188,711	11,481,177
FMC Technologies, Inc. (b)	182,291	11,781,468

		23,262,645

Oil & Gas Exploration & Production–3.59%
Arena Resources, Inc. (b)	279,778	9,344,585
Bill Barrett Corp. (b)	289,158	8,880,042
Carrizo Oil & Gas, Inc. (b)(c)	429,493	9,856,865
Goodrich Petroleum Corp. (b)(c)	358,853	5,612,461
SandRidge Energy, Inc. (b)(c)	730,836	5,627,437
Whiting Petroleum Corp. (b)	146,776	11,865,372

		51,186,762

Packaged Foods & Meats–0.64%
Ralcorp Holdings, Inc. (b)	134,993	9,149,826
Pharmaceuticals–2.73%
Biovail Corp. (Canada)	661,721	11,097,061
Medicis Pharmaceutical Corp. -Class A	434,494	10,931,869
Perrigo Co.	288,569	16,944,772

		38,973,702

Property & Casualty Insurance–0.88%
ProAssurance Corp. (b)	215,391	12,608,989
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value
Regional Banks–2.48%
City National Corp.	202,149	$10,909,982
Cullen/Frost Bankers, Inc.	187,156	10,443,305
SVB Financial Group (b)	301,617	14,073,449

		35,426,736

Research & Consulting Services–1.05%
CoStar Group Inc. (b)	359,384	14,921,624
Restaurants–4.35%
Brinker International, Inc.	595,919	11,489,318
Buffalo Wild Wings Inc. (b)(c)	230,599	11,094,118
Darden Restaurants, Inc.	254,504	11,335,608
Jack in the Box Inc. (b)	539,559	12,706,615
P.F. Chang’s China Bistro, Inc. (b)(c)	348,577	15,382,703

		62,008,362

Security & Alarm Services–0.76%
Corrections Corp. of America (b)	546,126	10,846,062
Semiconductor Equipment–2.13%
Advanced Energy Industries, Inc. (b)	770,715	12,763,040
Cabot Microelectronics Corp. (b)	282,160	10,674,113
Cymer, Inc. (b)	186,996	6,974,951

		30,412,104

Semiconductors–3.55%
Hittite Microwave Corp. (b)	250,892	11,031,721
Microsemi Corp. (b)	600,513	10,412,895
Monolithic Power Systems Inc. (b)	387,839	8,648,810
ON Semiconductor Corp. (b)	1,208,903	9,671,224
Power Integrations, Inc.	265,319	10,931,143

		50,695,793

Specialty Stores–0.71%
Tractor Supply Co.	175,188	10,169,663
Steel–0.62%
Carpenter Technology Corp.	243,077	8,896,618
Systems Software–4.10%
CommVault Systems, Inc. (b)	433,053	9,245,682
MICROS Systems, Inc. (b)	321,296	10,564,212
SonicWALL, Inc. (b)	1,143,911	9,940,587
Sybase, Inc. (b)	350,163	16,324,599
Websense, Inc. (b)	542,769	12,358,850

		58,433,930

Technology Distributors–0.69%
Tech Data Corp. (b)	234,809	9,838,497
Trading Companies & Distributors–0.61%
Watsco, Inc.	153,943	8,756,278
Trucking–1.16%
Knight Transportation, Inc.	783,535	16,524,753
Wireless Telecommunication Services–1.09%
SBA Communications Corp. -Class A (b)	430,446	15,526,187

Total Common Stocks & Other Equity Interests (Cost $1,156,585,241)		1,396,782,272

Money Market Funds–2.58%
Liquid Assets Portfolio-Institutional Class (d)	18,430,910	18,430,910
Premier Portfolio-Institutional Class (d)	18,430,910	18,430,910

Total Money Market Funds (Cost $36,861,820)		36,861,820

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.46% (Cost $1,193,447,061)		1,433,644,092

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.62%
Liquid Assets Portfolio -Institutional Class (Cost $65,927,593)(d)(e)	65,927,593	65,927,593

TOTAL INVESTMENTS–105.08% (Cost $1,259,374,654)		1,499,571,685

OTHER ASSETS LESS LIABILITIES–(5.08)%		(72,510,023)

NET ASSETS–100.00%		$1,427,061,662

Investment Abbreviations:

ADR	—	American Depositary Receipt

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Small Cap Growth Fund

A.	Security Valuations (continued) – Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,499,571,685	$—	$—	$1,499,571,685
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $117,990,526 and $71,586,619, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$324,852,265
Aggregate unrealized (depreciation) of investment securities	(85,091,237)

Net unrealized appreciation of investment securities	$239,761,028

Cost of investments for tax purposes is $1,259,810,657.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Small Cap Growth Fund

Item 2. Controls and Procedures.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 28, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 28, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 28, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.